Basis of presentation - Schedule of foreign exchange rate (Details)	3 Months Ended
	Dec. 31, 2020 $ / $	Sep. 30, 2020 $ / $	Jun. 30, 2020 $ / $	Mar. 31, 2020 $ / $	Feb. 01, 2021 $ / $	Dec. 31, 2019 $ / $
Basis of Presentation [Abstract]
Closing rate	0.7854	0.7497	0.7338	0.7049	0.7798	0.7699
Average rate	0.7676	0.7508	0.7221	0.7443